Average Annual Total Returns - DWS S&P 500 Index Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 31, 2017	18.14%	15.19%	18.40%	15.28%